CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 1,594		$ 357
Ordinary shares, par value per share | ₪ / shares		₪ 0.04		₪ 0.04
Ordinary shares, shares authorized	125,000,000		125,000,000
Ordinary shares, shares issued	17,919,126		17,823,959
Ordinary shares, shares outstanding	17,919,126		17,823,959